CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 12,556,023	$ 1,795,488	¥ 14,401,249	¥ 14,948,129
Operating costs and expenses:
Cost of products sold	(11,832,617)	(1,692,042)	(13,572,020)	(14,099,151)
Fulfillment expenses	(345,222)	(49,366)	(381,035)	(400,538)
Selling and marketing expenses	(258,643)	(36,985)	(313,897)	(448,387)
General and administrative expenses	(69,459)	(9,933)	(70,907)	(224,202)
Technology expenses	(60,391)	(8,636)	(69,635)	(124,341)
Other operating (expenses) income, net	7,932	1,134	8,359	(1,607)
Total operating costs and expenses	(12,558,400)	(1,795,828)	(14,399,135)	(15,298,226)
(Loss) Income from operations	(2,377)	(340)	2,114	(350,097)
Interest income	3,885	556	7,041	8,834
Interest expense	(35,572)	(5,087)	(28,331)	(20,141)
Foreign exchange gain (loss)	480	69	(909)	610
Other income (loss), net	11,082	1,585	(595)	7,612
Loss before income taxes	(22,502)	(3,217)	(20,680)	(353,182)
Income tax expense	(13)	(2)	(96)	(251)
Net loss	(22,515)	(3,219)	(20,776)	(353,433)
Net loss attributable to non-controlling interest	4,094	585	8,398	16,829
Net loss attributable to redeemable non-controlling interest	1,106	158	1,992	30,852
Adjustment attributable to redeemable non-controlling interest	(49,077)	(7,018)	(54,357)	(86,941)
Net loss attributable to ordinary shareholders	(66,392)	(9,494)	(64,743)	(392,693)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	677	97	1,074	4,343
Realized gains of available-for-sale securities	(646)	(92)	(1,217)	(4,166)
Foreign currency translation adjustments	(1,753)	(251)	1,986	(3,249)
Comprehensive loss	¥ (68,114)	$ (9,740)	¥ (62,900)	¥ (395,765)
Loss per share:
Loss per share, basic | (per share)	¥ (0.38)	$ (0.05)	¥ (0.38)	¥ (2.33)
Loss per share, diluted | (per share)	¥ (0.38)	$ (0.05)	¥ (0.38)	¥ (2.33)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic	174,026,392	174,026,392	171,835,632	168,609,128
Weighted average number of shares used in computation of loss per share, diluted	174,026,392	174,026,392	171,835,632	168,609,128